Long-term Debt	6 Months Ended
Jun. 30, 2011
Long-term Debt Disclosure
Long-term Debt Disclosure
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

8. Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2010	June 30, 2011
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	0	500,000
Loan Facilities – Drybulk Segment	950,290	858,002
Loan Facilities – Tanker Segment	0	101,146
Loan Facilities – Drilling Rig Segment	1,285,358	1,645,703
Less: Deferred financing costs and unamortized discount	(215,956)	(216,779)
Total debt	2,719,692	3,588,072
Less: Current portion	(731,232)	(429,957)
Long-term portion	$1,988,460	$3,158,115

During the six-month period ended June 30, 2011, the Company made scheduled principal payments and prepayments of $509,169.

Convertible Senior Notes and Related Borrow Facility

In conjunction with the public offering of 5% $460,000 and $240,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (collectively, the "Notes") in November 2009 and April 2010, the Company also entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower an aggregate of approximately 36.1 million shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares.

The fair value of the outstanding loaned shares as of December 31, 2010 and June 30, 2011 was $198,189 and $151,259, respectively. On the day of the Note issuance the fair value of the share lending agreements was determined to be $14,476 based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement recorded as interest expense during the six-month periods ended June 30, 2010 and 2011, was $930 and $1,476, respectively resulting in an unamortized amount of $11,259 and $10,189 at June 30, 2010 and 2011, respectively.

Since the Company's stock price was below the Notes conversion price of $7.19 as of June 30, 2011, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2010 and 2011 was $24,496 and $33,760, respectively, of which $10,831 and $16,260, respectively are non-cash amortization of the discount on the liability component and $13,665 and $17,500, respectively are the contractual interest to be paid semi-annually at a coupon rate of 5% per year. At June 30, 2011 the net carrying amount of the liability component and unamortized discount were $554,229 and $145,771, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig Senior Notes

On April 27, 2011, the Company's majority-owned subsidiary, Ocean Rig UDW, issued $500.0 million aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the “OCR UDW Notes”) offered in a private placement resulting in net proceeds of approximately $487.5 million. The $500.0 million 9.5% senior unsecured notes due 2016 are unsecured obligations and rank senior in right of payment to any of our future subordinated indebtedness and equally in right of payment to all of our existing and future unsecured senior indebtedness. The notes will not be guaranteed by any of the Company's subsidiaries. The Company may redeem some or all of the notes as follows: (i) at any time and from time to time from April 27, 2014 to April 26, 2015, at a redemption price equal to 104.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption; or (ii) at any time and from time to time from April 27, 2015 at a redemption price equal to 102.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption. Upon a change of control, which occurs if 50% or more of Ocean Rig UDW's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require Ocean Rig UDW to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. As per June 30, 2011 the Company was in compliance with the bond agreement financial covenants.

The total interest expense related to the OCR UDW Notes in the Company's unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2011 was $8,312. The contractual semi-annual coupon interest rate is 9.5% per year.

On April 26, 2011, a wholly owned subsidiary of the Company agreed to purchase from three unaffiliated companies senior unsecured notes of Ocean Rig in the total aggregate principal amount of $75 million. During the period from May 19, 2011 to June 29, 2011 the subsidiary sold to third parties these senior unsecured notes with notional amount of $51 million resulting in to gain of $1,257.

Credit facilities

As at June 30, 2011, the Company had three open credit facilities, which are reduced in quarterly and semi-annual installments. The aggregate available unused amounts under these facilities at December 31, 2010 and June 30, 2011 were $930,477 and $717,409, respectively. The Company is required to pay a quarterly commitment fee of 0.60% per annum of the unutilized portion of the line of credit. Interest is payable at a rate based on LIBOR plus a margin.

On April 27, 2011, the Company entered into an amended agreement with all lenders under the Two $562,000 Loan Agreements to restructure the original agreements. The principal terms of the restructuring are as follows: (i) the maximum amount permitted to be drawn is reduced from $562,500 to $495,000 million under each facility; (ii) in addition to the guarantee already provided by the Company Ocean Rig UDW provided an unlimited recourse guarantee that will include certain financial covenants that will apply quarterly to Ocean Rig UDW; (iii) the Company is permitted to draw under the facility with respect to the Ocean Rig Poseidon based upon the employment of the drillship under its drilling contract with Petrobras Tanzania, and on April 27, 2010, the cash collateral deposited for this vessel was released; and (iv) the Company will be permitted to draw under the facility with respect to the Ocean Rig Mykonos provided it has obtained suitable employment for such drillship no later than August 2011. While the contract with Petrobras Brazil for the Ocean Rig Mykonos, does not satisfy the minimum dayrates and terms required under the facility for the construction of the Ocean Rig Mykonos, the lenders have agreed to amend the terms of the credit facility, subject to the completion of definitive documentation, based on the Petrobras Brazil contract to allow for full draw downs to finance the remaining installment payments for the Ocean Rig Mykonos and the release of the cash collateral deposited for the drillship. The Company expects to complete definitive documentation to amend this credit facility on August 10, 2011.

Term bank loans

Term loan outstanding as December 31,2010 and June 30, 2011 amounted to $446,801 and $ 1,310,145 respectively. The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between January 2015 and November 2020. Interest rates on the outstanding loans as at June 30, 2011 are based on LIBOR plus a margin.

The weighted-average interest rates on the above outstanding loans, credit facilities and convertible senior notes for the applicable periods were 4.44% for the six-month period ended June 30, 2010 and 5.73% for the six-month period ended June 30, 2011, respectively.

On February 7, 2011, the Company entered into a $70,000 term loan facility to partially finance the acquisition cost of the newbuilding tankers Saga and Vilamoura. The loan bears interest at LIBOR plus a margin, and is repayable in twenty quarterly installments plus a balloon payment through February 2016. As of June 30, 2011, the Company has drawn down the full amount available under this facility.

On April 18, 2011, the Company entered into an $800,000 syndicated secured term loan facility to partially finance the construction costs of the Ocean Rig Corcovado and the Ocean Rig Olympia. This facility has a five year term and is repayable in 20 quarterly installments plus a balloon payment payable with the last installment. The facility bears interest at LIBOR plus a margin. The facility is guaranteed by the Company and Ocean Rig UDW and imposes certain financial covenants on both entities. On April 20, 2011, Ocean Rig UDW drew down the full amount of this facility and prepaid the outstanding balance of its existing $325,000 Bridge Loan Facility.

On April 20, 2011, the Company entered into a $32,313 secured term loan facility to partially finance the acquisition cost of the newbuilding tanker Daytona. The loan bears interest at LIBOR plus a margin, and is repayable in twenty four quarterly installments plus a balloon payment through April 2017. As of June 30, 2011, the Company has drawn down the full amount available under this facility.

The above loans are secured by a first priority mortgage over the vessels, corporate guarantee, a first assignment of all freights, earnings, insurances and requisition compensation. The loans contain covenants including restrictions, without the bank's prior consent, as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels, change in the general nature of the Company's business. In addition, some of the vessels owning companies are not permitted to pay any dividends to DryShips nor DryShips to its shareholders without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

Total interest incurred on long-term debt, including capitalized interest, for the six-month periods ended June 30, 2010 and 2011 amounted to $56,107 and $62,593 respectively. These amounts are included in "Interest and finance costs" in the accompanying consolidated statements of operations. (Note 13)

As of June 30, 2011, the Company was in compliance, had waivers or had the ability to remedy breaches, if any, of financial covenants, including loan-to-value ratios related to its credit facilities.

The principal payments required to be made after June 30, 2011, including balloon payments, totaling $3,804,851 due through November 2020, are as follows:

June 30, 2012	$431,712
June 30, 2013	352,068
June 30, 2014	645,719
June 30, 2015	943,476
June 30, 2016 and thereafter	1,431,876

Total principal payments	3,804,851
Less: Financing fees	(216,779)

Total debt	$3,588,072